Preference Shares Liabilities - Additional Information (Details)			12 Months Ended
	Mar. 24, 2020 Employee	Mar. 09, 2020 INR (₨) ₨ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($) $ / shares	Feb. 29, 2020 ₨ / shares	Jan. 31, 2020 USD ($)	Jan. 30, 2020 INR (₨)	Dec. 31, 2018 USD ($) $ / shares
Preference Shares Liabilities [Line Items]
Preferred stock, par value | $ / shares			$ 0.0001		$ 0.0001				$ 0.0001
Solutions Infini Purchase Agreement
Preference Shares Liabilities [Line Items]
Preference share liabilities			$ 2,500,000		$ 2,000				$ 1,800,000
Reduction by amount of price of preference shares to be purchased from eligible employees			$ 987,000	₨ 70,000,000
Modification of 2018 Solutions Infini Purchase Agreement | COVID-19 | Preferred Stock
Preference Shares Liabilities [Line Items]
Preference shares, performance bonuses							$ 1,400,000
Number of employees get delay payment of performance bonuses | Employee	2
Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini
Preference Shares Liabilities [Line Items]
Preferred stock, par value | ₨ / shares						₨ 10.0
Preferred share obligation		₨ 132,000			$ 2,000		2,000
Performance bonuses to be paid date, year		2020
Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini | COVID-19 | Preferred Stock
Preference Shares Liabilities [Line Items]
Preference shares, performance bonuses							3,500,000
Subsequent Event | Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini
Preference Shares Liabilities [Line Items]
Preferred stock, par value | ₨ / shares		₨ 10.0
Preferred share obligation							$ 2,000	₨ 140,000
Performance bonuses to be paid date, year		2020